ING SERIES FUND, INC.

ING Small Company Fund (the “Fund”)

Supplement dated December 13, 2012

to the Fund’s Class A, Class B, Class C, Class I, Class O,

and Class W shares Prospectus (“Prospectus”)

dated September 28, 2012

Effective December 14, 2012, the Fund, which is currently closed to most new investments, will re-open to all investors who meet the eligibility and minimum initial investment requirements described in the Fund’s Prospectus.  Effective December 14, 2012, the Fund’s Prospectus is hereby revised as follows:

1.              The section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The sub-adviser (“Sub-Adviser”) defines small-capitalization companies as companies that are included in the Standard & Poor’s SmallCap 600 (“S&P SmallCap 600”) Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in the S&P SmallCap 600 Index or the Russell 2000® Index. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 Index and the Russell 2000® Index change. As of June 29, 2012, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $39.1 million and the largest company had a market capitalization of $3.3 billion. As of June 29, 2012, the smallest company in the Russell 2000® Index had a market capitalization of $53.3 million and the largest company had a market capitalization of $3.8 billion.

The Fund may invest in derivative instruments including, but not limited to, put and call options. The Fund typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, and/or to seek to enhance returns in the Fund. The Fund may also invest, to a limited extent, in foreign stocks.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Fund, the Sub-Adviser invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. The Sub-Adviser uses internally developed quantitative computer models to evaluate financial and fundamental characteristics (e.g., changes in earnings, return on equity, and price to equity multiples) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price; considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth, and the quality of its management.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.